Cover Page	Apr. 21, 2020
Entity Information [Line Items]
Document Type	8-K
Entity Central Index Key	0000815097
Amendment Flag	false
Document Period End Date	Apr. 20, 2020
Entity Registrant Name	CARNIVAL CORP
Entity Incorporation, State or Country Code	R1
Entity File Number	001-9610
Entity Tax Identification Number	59-1562976
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	(305)
Local Phone Number	599-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
1.625% Senior Notes Due 2021
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2021
Trading Symbol	CCL21
Security Exchange Name	NYSE
Carnival PLC
Entity Information [Line Items]
Entity Central Index Key	0001125259
Entity Registrant Name	CARNIVAL PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-15136
Entity Tax Identification Number	98-0357772
Entity Address, Address Line One	Carnival House, 100 Harbour Parade
Entity Address, City or Town	Southampton
Entity Address, Postal Zip Code	SO15 1ST
Entity Address, Country	GB
City Area Code	011
Local Phone Number	44 23 8065 5000
Entity Emerging Growth Company	false
Carnival PLC | Ordinary Shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares ($1.66 par value)
Trading Symbol	CUK
Security Exchange Name	NYSE
Carnival PLC | 1.875% Senior Notes Due 2022
Entity Information [Line Items]
Title of 12(b) Security	1.875% Senior Notes due 2022
Trading Symbol	CUK22
Security Exchange Name	NYSE
Carnival PLC | 1.000% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2029
Trading Symbol	CUK29
Security Exchange Name	NYSE